Combined Statements of Financial Position - CNY (¥) ¥ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents		¥ 8,489		¥ 3,665		¥ 2,124
Trade receivables		38,456		4,824
Prepayments, other receivables and other assets		105,833		49,859
Total current assets		152,778		58,348
Non-current assets
Right-of-use assets		19,766		18,313		3,864
Financial assets at fair value through profit or loss		5,000
Property, plant and equipment		548
Deferred tax assets		0		0
Total non-current assets		25,314		18,313
Total assets		178,092		76,661
Current liabilities
Current lease liabilities		7,067		3,935
Trade payables		16,872		4,320
Other payables and accruals		112,148		39,947
Total current liabilities		136,087		48,202
Non-current liabilities
Non-current lease liabilities		12,566		13,901
Total non-current liabilities		12,566		13,901
Total liabilities		148,653		62,103
EQUITY
Combined capital	[1]	0	[2]	0	[3]
Additional paid in capital		423,329		147,986
Accumulated losses		(393,890)		(133,428)
Total equity		29,439		14,558		¥ 24,073
Total equity and liabilities		¥ 178,092		¥ 76,661

[1]	Representing amount less than RMB1,000.
[2]	* Representing amount less than RMB1,000.
[3]	* Representing amount less than RMB1,000.